Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2016	2015
Balance at beginning of year	$130,000	$100,000
Liabilities accrued for warranties issued during the year	124,018	215,802
Warranty claims paid during the period	(130,691)	(204,784)
Changes in liability for pre-existing warranties during the year	(53,327)	18,982

Balance at end of year	$70,000	$130,000